SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Share Option Activity

	2022		2021		2020
Details	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	2,558	$17.16	32,805	$15.28	343,451	$8.79
Granted	-	$-	-	$-	-	$-
Exercised	(2,558)	$17.16	(30,247)	$15.12	(308,479)	$8.14
Terminated	-	$-	-	$-	(667)	$9.90
Forfeited	-	$-	-	$-	(1,500)	$4.42
Outstanding as of end of year	-	$-	2,558	$17.16	32,805	$15.28
Options exercisable as of end of year	-	$-	2,558	$17.16	32,805	$15.28

Schedule of Restricted Shares Units Activity
	2022		2021		2020
Details	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value
Outstanding as of beginning of year	2,211,100	$24.11	2,223,043	$19.45	2,013,613	$19.13
Granted	612,881	$44.99	1,002,275	$29.91	1,105,155	$19.86
Converted	(1,068,219)	$21.99	(929,466)	$19.56	(806,993)	$20.45
Forfeited	(42,766)	$24.24	(84,752)	$20.28	(88,732)	$18.62
Outstanding as of end of year	1,712,996	$32.90	2,211,100	$24.11	2,223,043	$19.45

Schedule of Intrinsic and Fair Values for Options Exercised
Details for the year ended December 31	2022	2021	2020
The intrinsic value of options exercised	$77	$504	$4,429
The original fair value of options exercised	$19	$188	$1,018

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Unit Grants In Period Grant Date Intrinsic Value Table Text Block
Details for the year ended December 31	2022	2021	2020
The intrinsic value of converted RSUs	$48,829	$27,807	$15,971
The original fair value of converted RSUs	$23,492	$18,183	$16,506

Schedule of Stock-Based Compensation Expense in Statement of Operations
Details	2022	2021	2020
Cost of goods	$7,393	$7,003	$5,197
Research and development, net	4,754	4,855	3,568
Marketing, general and administrative	12,068	13,286	8,223
Total stock-based compensation expense	$24,215	$25,144	$16,988